Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property, Plant and Equipment, Net
Note 10. Property, Plant and Equipment, net
a)
An analysis of activity in property, plant and equipment, net for the years, 2021, 2022 and 2023 is as follows:

	At December 31, 2020		Additions		Retirements (2)		Transfers		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year (3)		At December 31, 2021
Cost
Network in operation and equipment	Ps.	1,057,592,243	Ps.	89,696,150	Ps.	(45,044,049)	Ps.	53,531,590	Ps.	(44,061,097)	Ps.	—	Ps.	1,111,714,837
Land and buildings		48,887,578		784,460		(473,785)		38,250		(1,216,894)		—		48,019,609
Other assets		157,022,845		10,782,903		(11,994,756)		(1,800,756)		(1,870,104)		—		152,140,132
Construction in process and advances plant suppliers (1)		67,501,913		83,366,813		(47,178,796)		(38,944,421)		(1,420,843)		—		63,324,666
Spare parts for operation of the network		24,796,258		46,909,494		(23,108,928)		(13,824,767)		(974,011)		—		33,798,046

Total		1,355,800,837		231,539,820		(127,800,314)		(1,000,104)		(49,542,949)		—		1,408,997,290

Accumulated depreciation
Network in operation and equipment		531,267,306		—		(24,322,904)		638,066		(29,767,613)		96,857,203		574,672,058
Buildings		9,087,399		—		(219,030)		(221,937)		(667,957)		1,871,028		9,849,503
Other assets		92,444,017		—		(10,522,319)		549,855		(1,879,241)		12,667,367		93,259,679
Spare parts for operation of the network		72,484		—		(92,421)		—		(26,823)		66,131		19,371

Total		Ps 632,871,206	Ps.	—	Ps.	(35,156,674)	Ps.	965,984	Ps.	(32,341,634)	Ps.	111,461,729	Ps.	677,800,611

Net Cost	Ps.	722,929,631	Ps.	231,539,820	Ps.	(92,643,640)	Ps.	(1,966,088)	Ps.	(17,201,315)	Ps.	(111,461,729)	Ps.	731,196,679

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
(2)	Includes disposals related to the sale of TracFone.
(3)	Discontinued operations.

	At December 31 2021		Additions		Retirements (2)		Business combinations (3)		Revaluation adjustments (5)		Transfer		Incorporation (merger, spin- off, sale) (4)		Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2022
Cost
Network in operation and equipment	Ps.	1,111,714,837	Ps.	56,307,013	Ps.	(64,315,475)	Ps.	1,415,252	Ps.	(55,639,215)	Ps.	63,171,840	Ps.	(18,399,253)	Ps.	(68,236,057)	Ps.	—	Ps.	1,026,018,942
Land and buildings		48,019,609		596,165		(2,021,550)		—		—		737,667		—		(3,577,615)		—		43,754,276
Other assets		152,140,132		12,325,614		(13,642,510)		23,723		—		559,935		(698,522)		(5,468,249)		—		145,240,123
Construction in process and advances plant suppliers (1)		63,324,666		96,511,498		(49,559,746)		36,707		—		(48,393,706)		(72,194)		(2,027,587)		—		59,819,638
Spare parts for operation of the network		33,798,046		61,327,596		(30,957,726)		—		—		(19,923,388)		(6,995)		(1,879,058)		—		42,358,475

Total		1,408,997,290		227,067,886		(160,497,007)		1,475,682		(55,639,215)		(3,847,652)		(19,176,964)		(81,188,566)		—		1,317,191,454

Accumulated depreciation
Network in operation and equipment	Ps.	574,672,058	Ps.	—	Ps.	(52,703,338)	Ps.	—	Ps.	(4,098,583)	Ps.	(71,627)	Ps.	4,827,813	Ps.	(52,313,781)	Ps.	95,577,534	Ps.	565,890,076
Buildings		9,849,503		—		(622,956)		—		—		47,578		(219,174)		(2,356,617)		1,701,274		8,399,608
Other assets		93,259,679		—		(9,711,246)		—		—		298,060		(8,940,398)		(3,146,276)		13,814,586		85,574,405
Spare parts for the operation of the network		19,371		—		(115,552)		—		—		—		6,717		(84,295)		274,914		101,155

Total	Ps.	677,800,611	Ps.	—	Ps.	(63,153,092)	Ps.	—	Ps.	(4,098,583)	Ps.	274,011	Ps.	(4,325,042)	Ps.	(57,900,969)	Ps.	111,368,308	Ps.	659,965,244

Net Cost	Ps.	731,196,679	Ps.	227,067,886	Ps.	(97,343,915)	Ps.	1,475,682	Ps.	(51,540,632)	Ps.	(4,121,663)	Ps.	(14,851,922)	Ps.	(23,287,597)	Ps.	(111,368,308)	Ps.	657,226,210

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
(2)
Includes disposals of Chile’s separation process as a result of the ClaroVTR joint venture. See Note 12b. Also includes disposals related to the sale of Claro Panama. See Note 2Ac and disposals related to the partial sale Claro Peru’s towers to Sitios Latam as of December 31, 2022.

(3)	“Business Combination” includes the acquisition of Assets of Grupo Oi, Jonava and Ustore, in Brazil. See Note 12a.
(4)	“Incorporation (merger, spin-off, sale)” includes disposals associated as spin-off of assets to Sitios Latam described in Note 12d.
(5)
¨Revaluation adjustments” include the surplus associated with the 29,090 telecommunications towers, for an amount of Ps. 50,880,804 that was transferred as part of the spin-off of assets to Sitios Latam described in Note 12d.

	At December 31 2022		Additions		Retirements (2)(3)		Revaluation adjustments (4)		Transfer		Effect of translation of foreign subsidiaries and hyperinflation adjustment (5)		Depreciation for the year		At December 31, 2023
Cost
Network in operation and equipment	Ps.	1,026,018,942	Ps.	50,024,889	Ps.	(33,329,584)	Ps.	(6,302,540)	Ps.	70,929,358	Ps.	(147,930,373)	Ps.	—	Ps.	959,410,692
Land and buildings		43,754,276		460,406		(623,086)		—		912,321		(4,104,367)		—		40,399,550
Other assets		145,240,123		9,207,577		(4,659,627)		—		91,200		(9,019,160)		—		140,860,113
Construction in process and advances plant suppliers (1)		59,819,638		60,315,693		(3,541,460)		—		(52,383,308)		(3,391,855)		—		60,818,708
Spare parts for operation of the network		42,358,475		24,598,463		(4,512,380)		—		(23,748,569)		(6,821,235)		—		31,874,754

Total		1,317,191,454		144,607,028		(46,666,137)		(6,302,540)		(4,198,998)		(171,266,990)		—		1,233,363,817

Accumulated depreciation
Network in operation and equipment	Ps.	565,890,076	Ps.	—	Ps.	(32,420,796)	Ps.	(907,756)	Ps.	106,646	Ps.	(109,318,572)	Ps.	89,594,858	Ps.	512,944,456
Buildings		8,399,608		—		(503,192)		—		(63,923)		(2,739,797)		1,697,581		6,790,277
Other assets		85,574,405		—		(3,094,804)		—		139,191		(7,960,435)		10,516,865		85,175,222
Spare parts for the operation of the network		101,155		—		(55,866)		—		(12,152)		(400,001)		169,822		(197,042)

Total	Ps.	659,965,244	Ps.	—	Ps.	(36,074,658)	Ps.	(907,756)	Ps.	169,762	Ps.	(120,418,805)	Ps.	101,979,126	Ps.	604,712,913

Net Cost	Ps.	657,226,210	Ps.	144,607,028	Ps.	(10,591,479)	Ps.	(5,394,784)	Ps.	(4,368,760)	Ps.	(50,848,185)	Ps.	(101,979,126)	Ps.	628,650,904

(1)	The construction in progress includes fixed and mobile network installations, as well as satellite and fiber optic developments that are in the process of being installed

(2)	Includes disposals for the sale of 2,980 and 224 telecommunications towers on March 30 and July 31, 2023, respectively, owned by its subsidiary in Peru to Sitios Latam.
(3)	It includes disposals related to the sale of 1,388 telecommunications towers on February 3, 2023, owned by its subsidiary in the Dominican Republic to Sitios Latam.
(4)
Includes the surplus associated with the telecommunications towers that were transferred by the sale to Sitios Latam, described previously, for an amount of Ps. (6,957,275)
. In addition, includes the surplus associated with the valuation of the telecommunications towers of EuroTeleSites Group, for an amount of Ps. 1,562,491.

(5)	Includes a hyperinflation adjustment associated to Argentinean subsidiaries for an amount of Ps. (5,956,256).
The completion period of construction in progress is variable and depends upon the type of plant and equipment under construction.
b) Revaluation of telecommunications towers
The fair value of the passive infrastructure of telecommunications towers was determined using the “income approach” method through a discounted cash flow model (DCF) where, among others, inputs such as average rents per tower were used, contract term and discount rates considering market information.
As mentioned in Note 12, on October 1, 2023 the complement for revaluation surplus of the passive infrastructure of the telecommunication towers from its subsidiary EuroTeleSites AG was recognized in OCI for an amount of Ps. 497,628 net of deferred taxes.
c) Relevant information related to the computation of the capitalized borrowing costs is as follows:

	Year ended December 31,
	2021	2022	2023
Amount invested in the acquisition of qualifying assets	Ps. 38,573,605	Ps. 30,161,647	Ps. 25,489,098
Capitalized interest	1,527,259	1,514,654	1,442,077
Capitalization rate	4.0%	5.0%	5.7%
Capitalized interest is being amortized over a period of estimated useful life of the related assets.